LOAN FROM THIRD PARTIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest		$ 2,560	$ 2,560
Interest amount		40,690	38,400
Loan amount		35,840
9/27/2020 [Member]
Interest	$ 2,500
Beginning	41,667
Payment	10,833
Ending	33,333
8/27/2020 [Member]
Interest	2,500
Beginning	50,000
Payment	10,833
Ending	41,667
7/27/2020 [Member]
Interest	2,500
Beginning	58,333
Payment	10,833
Ending	50,000
6/27/2020 [Member]
Interest	2,500
Beginning	66,667
Payment	10,833
Ending	58,333
5/27/2020 [Member]
Interest	2,500
Beginning	75,000
Payment	10,833
Ending	66,667
4/27/2020 [Member]
Interest	2,500
Beginning	83,333
Payment	10,833
Ending	75,000
3/27/2020 [Member]
Interest	2,500
Beginning	91,667
Payment	10,833
Ending	83,333
2/27/2020 [Member]
Interest	2,500
Beginning	100,000
Payment	10,833
Ending	$ 91,667
B [Member] | 7/01/2016 [Member]
Interest		560	560
Interest amount		8,960	8,400
Loan amount		7,840
Loan		7,000
A [Member] | 7/01/2016 [Member]
Interest		2,000	2,000
Interest amount		32,000	$ 30,000
Loan amount		28,000
Loan		$ 25,000